Borrowings - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
BORROWINGS [Abstract]
June 30, 2020	$ 84,525
June 30, 2021	93,707
June 30, 2022	1,145,127
June 30, 2023	392,723
June 30, 2024	99,296
June 30, 2025 and thereafter	497
Total	$ 1,815,875	$ 1,843,912